Land Use Right, Net	12 Months Ended
Sep. 30, 2025
Land Use Right, Net [Abstract]
LAND USE RIGHT, NET

NOTE 9 — LAND USE RIGHT, NET

Land use right, net, consisted of the following:

	September 30, 2025	September 30, 2024
Land use rights	$1,214,624	$1,233,656
Less: accumulated amortization	(111,822)	(86,828)
Land use right, net	$1,102,802	$1,146,828

Amortization expense was $25,996, $17,910 and $4,951 for the years ended September 30, 2025, 2024 and 2023, respectively.

Estimated future amortization expense for land use rights is as follows:

Years ending September 30,
2026	$24,685
2027	24,685
2028	24,685
2029	24,685
2030	24,685
Thereafter	979,377
$1,102,802